Mineral Properties (Details)				1 Months Ended		12 Months Ended
	Jul. 20, 2023 USD ($) shares	Jul. 20, 2023 CAD ($)	Nov. 03, 2022 USD ($) shares	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Mineral Properties (Details) [Line Items]
Shares (in Shares) | shares						44,681
Fair value amount			$ 2,792,500			$ 2,075,000
Subsidiaries	$ 7,994,688		735,863
Gains (losses) recognised when control of subsidiary is lost			$ 2,056,637
Cash bonds						88,500	$ 88,500
Contingent payments						3,165,000
Fair value	7,022,600
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	2,433,353						728,882
Transaction cost	423,387
Incurred amount	$ 32,826
Interest rate						100.00%
Gross profit royalty						3.00%
Additional payment				$ 24,240		$ 24,240
Gain on disposal of the mineral interests						2,575,500	$ 35,000
Mineral property assets impairment						6,757,297
Recoverable value						5,301,822
Impairment charge						$ 1,455,475
Interest percentage						50.00%
Contingent consideration [member]
Mineral Properties (Details) [Line Items]
Consideration received						$ 1,895,000
McKinley [Member]
Mineral Properties (Details) [Line Items]
Interest rate						100.00%
Crownpoint [Member]
Mineral Properties (Details) [Line Items]
Company holds a interest						60.00%
Boss Energy Ltd [Member]
Mineral Properties (Details) [Line Items]
Interest percentage						30.00%
Bottom of range [member] | Crownpoint [Member]
Mineral Properties (Details) [Line Items]
Interest rate						60.00%
Top of range [member] | Hosta butte [Member]
Mineral Properties (Details) [Line Items]
Interest rate						100.00%
NFI [Member]
Mineral Properties (Details) [Line Items]
Shares (in Shares) | shares			8,566,975
MEXICO
Mineral Properties (Details) [Line Items]
Shares (in Shares) | shares	500,000,000
Consideration received	$ 3,796,000	$ 5,000,000
Other New Mexico Properties [Member]
Mineral Properties (Details) [Line Items]
Consideration received								$ 16,000
Disposal of the mineral interests					$ 48,480
Gain on disposal of the mineral interests								$ 16,000
Alta Mesa Project [Member]
Mineral Properties (Details) [Line Items]
Interest percentage						70.00%